Summary of Principal Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥) Segment	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	May 01, 2016	Apr. 30, 2016
Significant Accounting Policies [Line Items]
Short-term investments	¥ 685,512,063		¥ 781,850,000		$ 99,703,594
Trading securities	307,693,782		307,754,960		44,752,204
Trading securities realized gain	14,381,423	$ 2,091,691	22,565,408	¥ 24,236,815
Trading securities unrealized gains	38,827,430	$ 5,647,215	110,983,805	95,052,226
Impairment loss	¥ 0
Number of reporting unit | Segment	1	1
Impairment of long-lived assets	¥ 5,008,677	$ 728,482
Accruals for membership program	22,259,376		19,684,705		3,237,492
Sublease rental revenue	53,852,195	7,832,477	42,218,264	27,234,661
Hotel manager fees	99,185,965	14,426,000	83,482,652	70,433,507
VAT rate						6.00%
Advertising and promotional expenses	15,654,573	2,276,863	11,369,822	10,379,012
Government subsidies	15,150,107	2,203,492	10,220,995	8,632,105
Operating lease rental expenses	78,272,335	11,384,239	60,839,102	66,416,232
Employee benefits	22,289,686	3,241,900	22,859,925	21,410,446
Foreign currency translation adjustments	66,453,841	9,665,310	1,317,020	1,875,003
Revenues	945,005,934	137,445,413	778,131,813	647,788,607
Selling and marketing expense	50,393,151	7,329,380	45,032,441	26,609,110
Restricted cash	3,300,000		3,000,000		479,965
ASU 2014-09
Significant Accounting Policies [Line Items]
Revenue	(7,262,985)	(1,056,357)
Selling and marketing expense	(2,995,384)	(435,660)
Franchise | ASU 2014-09
Significant Accounting Policies [Line Items]
Revenue	(25,601,110)	$ (3,723,527)
Loans Receivable
Significant Accounting Policies [Line Items]
Receivables outstanding	¥ 106,549,431		¥ 6,600,000		15,496,972
Loans Receivable | Credit Concentration Risk
Significant Accounting Policies [Line Items]
Appreciation in functional currency			6.30%
Appreciation in functional currency	5.70%	5.70%
PRC
Significant Accounting Policies [Line Items]
Concentration of credit risk	¥ 538,780,644		¥ 917,808,935		78,362,395
Cayman Island
Significant Accounting Policies [Line Items]
Concentration of credit risk	721,573,480		22,172,389		104,948,510
Hong Kong
Significant Accounting Policies [Line Items]
Concentration of credit risk	¥ 5,621,368		5,325,418		$ 817,594
RMB
Significant Accounting Policies [Line Items]
Foreign currency exchange rate	6.8755				6.8755
HKD
Significant Accounting Policies [Line Items]
Foreign currency exchange rate	7.8316				7.8316
Accrued Expenses and Other Current Liabilities
Significant Accounting Policies [Line Items]
Accruals for membership program	¥ 22,259,376		19,684,705	7,034,452	$ 3,237,492
Other Operating Expenses
Significant Accounting Policies [Line Items]
Impairment of long-lived assets	¥ 5,008,677	$ 728,482	0	0
Minimum
Significant Accounting Policies [Line Items]
Estimated life of paid membership program	3 years	3 years
Percentage of business tax and related surcharges on revenues							5.00%
Maximum
Significant Accounting Policies [Line Items]
Estimated life of paid membership program	5 years	5 years
Percentage of business tax and related surcharges on revenues							5.65%
Revenues | $		$ 1,070,000,000
Restricted cash	¥ 3,300,000		3,000,000
Bank Time Deposits
Significant Accounting Policies [Line Items]
Short-term investments	0		711,850,000		0
Short-term investments, realized gains	2,935,815	$ 426,997	0	¥ 11,709,574
Wealth Management Products
Significant Accounting Policies [Line Items]
Short-term investments	¥ 685,512,063		¥ 70,000,000		$ 99,703,594